Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Cash and Cash Equivalents

NOTE 7. CASH AND CASH EQUIVALENTS

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$
Cash on hand	360	422
Cash at bank	3,735,995	5,932,433
Cash on deposit	12,831,627	17,542,666

	16,567,982	23,475,521

The above cash and cash equivalent are held in AUD, USD, and Euro. The interest rates on these deposits range from 0% to 2.44% in 2019 (0% to 2.73% in 2018).